SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

15.  SHARE BASED COMPENSATION

For the years ended December 31, 2023, 2024 and 2025 total share-based compensation expenses recognized were RMB239.5 million, RMB364.8 million and RMB573.1 million (US$81.8 million), respectively. Share-based compensation expenses were allocated in operating expenses by function as follows:

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Sales and marketing expenses	11,422	19,207	30,584	4,365
General and administrative expenses(1)	228,084	345,639	542,564	77,440
	239,506	364,846	573,148	81,805
(1)

Includes share based compensation expenses of RMB40.9 million, RMB74.0 million and RMB114.8 million (US$16.4 million) in “research and development expenses”, which was a component of “General and administrative expenses”, for the years ended December 31, 2023, 2024 and 2025, respectively.

2019 Equity Incentive Plan

On January 18, 2019, the shareholders and Board of Directors of the Company approved the 2019 share option plan (the “2019 Plan”), which is administrated by the Board of Directors and has a term of 10 years from the date of adoption. Under the 2019 Plan, the Company issued approximately 79,015,500 options to purchase the Ordinary Shares of the Company, after the 1-to-500 share split, to its eligible employees, officers, directors or any other individual as determined by the board of directors. The purpose of the 2019 Plan is to attract and retain exceptionally qualified individuals and to motivate them to exert their best efforts on behalf of the Group by providing incentives through granting awards.

The options granted under the 2019 Plan have a contractual term of 10 years. The options granted to the employees are to be vested over four years. For options granted in 2019, the vesting schedule of four years is subject to four equal annual rate of 25%, with the first 25% of the share options vesting on December 31, 2019, which is the first vesting date and 25% vesting on each anniversary day from the first vesting date thereafter over the next three years. For options granted in 2020 and 2021, the vesting schedule of four years is at the annual rate of 40%, 40%, 10% and 10%. The first 40% of share options shall vest on the first vesting date, which is December 31, 2020 and December 31, 2021, respectively, for options granted in 2020 and 2021, and accordingly, the remaining 40%, 10% and 10% shall vest on each anniversary day from the respective first vesting date.

15.  SHARE BASED COMPENSATION (CONTINUED)

2019 Equity Incentive Plan (continued)

For the years ended December 31, 2023, 2024 and 2025, a summary of the employee equity award activity under the 2019 Plan is stated below:

			Weighted-
			average
		Weighted-	remaining	Aggregate
	Number of	average	contractual	intrinsic
	options	exercise price	term	Value
		US$	Years	US$
Outstanding as of December 31, 2022	28,444,511	0.0002	7.24
Granted	—	—
Exercised	(24,108,314)	0.0002		82,205
Forfeit	(243,016)	0.0002
Outstanding as of December 31, 2023	4,093,181	0.0002	6.34
Granted	—	—
Exercised	(2,749,765)	0.0002		86,175
Forfeit	—	0.0002
Outstanding as of December 31, 2024	1,343,416	0.0002	4.28
Granted	—	—
Exercised	(1,343,416)	0.0002		5,816
Forfeit	—	0.0002
Outstanding as of December 31, 2025	—	0.0002	—
Fully vested and exercised as of December 31, 2025	66,695,568	0.0002	3.82	288,728

There were no options granted in the years ended December 31, 2023, 2024 and 2025.

All of the share-based compensation expenses for share options granted have been fully recognized as of December 31, 2024 in accordance with the applicable accounting standards and the terms of the share option agreements. There was no share-based compensation expenses recognized in 2025.

The aggregated intrinsic value for share options exercised during the year ended December 31, 2025 and for share options fully vested and exercised as of December 31, 2025 was calculated based on the closing price of the Company’s Ordinary Shares on the last trading day in 2025 of US$33.50 per ADS (equivalent to US$4.19 per Ordinary Share).

2021 Equity Incentive Plan

On January 25, 2021, the Company announced the adoption of a 2021 Equity Incentive Plan (the “2021 Plan”) to retain, attract and motivate employees and directors by providing them with equity incentives. The 2021 Plan has a ten-year term, and has a maximum number of 222,769,232 Class A ordinary shares, represented by 27,846,154 American Depositary Shares, available for issuance pursuant to all awards under the 2021 Plan. The Company may grant options, restricted shares, restricted share units and other form of awards pursuant to the 2021 Plan. Substantially all the RSUs granted under the 2021 Plan are subjected to both performance condition and service condition. Before 2023, the RSUs granted were mainly vested within one year. Starting from 2023, the RSUs granted to directors and employees are mostly vested in 2 to 4 years. The vesting schedule of two years is 50%-50%, and of four years are 15%- 25%- 25%- 35% or 25%-25%-25%-25%. Each tranche of the RSUs granted has a separate grant date, because the board of directors has discretion in determining and approving the performance objectives, a mutual understanding of the terms and conditions does not exist until the Company’s objectives are approved and communicated with the employees. Compensation expenses are recognized in a straight-line basis from the grant date of each tranche to the vesting date of such tranche. As of December 31, 2025, 49,426,728 shares have been legally granted but not expensed since the unsatisfaction of accounting grant date.

15.  SHARE BASED COMPENSATION (CONTINUED)

2021 Equity Incentive Plan (continued)

For the years ended December 31, 2023, 2024 and 2025, a summary of the employee equity award activity under the 2021 Plan from accounting perspective is stated below:

		Weighted-Average
		Grant-Date
	Number	Fair Value
	of RSUs	US$
Unvested as of December 31, 2022	4,184,296	1.23
Granted	10,551,248	3.05
Vested	(13,239,120)	2.52
Forfeited or cancelled	(117,792)	3.08
Unvested as of December 31, 2023	1,378,632	2.56
Granted	20,414,456	2.76
Vested	(17,225,016)	2.76
Forfeited or cancelled	(1,369,632)	2.76
Unvested as of December 31, 2024	3,198,440	2.74
Granted	25,123,272	3.36
Vested	(23,461,904)	3.26
Forfeited or cancelled	(1,250,216)	3.37
Unvested as of December 31, 2025	3,609,592	3.44

The weighted average grant-date fair value of the restricted share units granted during the years ended December 31, 2023, 2024 and 2025 was US$3.05, US$2.76 and US$3.36 per share, respectively.

As of December 31, 2025, there was US$3.7 million of unrecognized share-based compensation expense related to restricted share units, which are expected to be recognized over a weighted average period of 0.45 years.

Fair value of employee share options

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The dividend yield is estimated based on the Company’s expected dividend policy over the expected term of the options. The risk-free rate for periods within the contractual lives of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The exercised multiple is estimated based on the changes in intrinsic value of the options and the likelihood of early exercises by employees. The estimated fair value of the ordinary shares, at the option grant dates, were determined with the assistance from an independent third-party appraiser.